================================================================================
                                                /------------------------------/
                                                /        OMB APPROVAL          /
                                                /------------------------------/
                                                / OMB Number:        3235-0006 /
                                                / Expires:   February 28, 1994 /
                                                / Estimated average burden     /
                                                / hours per response.... 24.60 /
                                                /------------------------------/

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2000.
                                                -----------------
 Check here if Amendment [ ]; Amendment Number:
                                                -----------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Mark E. Strome
          -------------------------------------------------------
 Address: 100 Wilshire Blvd., 15th Floor, Santa Monica, CA  90401
          -------------------------------------------------------

          -------------------------------------------------------

          -------------------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

 Name:     Jeffrey S. Lambert
          ---------------------------------------------
 Title:    Chief Financial Officer
          ---------------------------------------------
 Phone:    (310) 917-6600
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey S. Lambert   Santa Monica, California      February 11, 2000
 ------------------------ ----------------------------- -----------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

        28-4392                   Strome Susskind Investment Management, L.P.
        ------------------        -------------------------------------------
     [Repeat as necessary.]

================================================================================
                                                /------------------------------/
                                                /        OMB APPROVAL          /
                                                /------------------------------/
                                                / OMB Number:        3235-0006 /
                                                / Expires:   February 28, 1994 /
                                                / Estimated average burden     /
                                                / hours per response.... 24.60 /
                                                /------------------------------/

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 1999.
                                                -----------------
 Check here if Amendment [ ]; Amendment Number:
                                                -----------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Strome Susskind Investment Management, L.P.
          -------------------------------------------------------
 Address: 100 Wilshire Blvd., 15 Floor, Santa Monica, CA  90401
          -------------------------------------------------------

          -------------------------------------------------------

          -------------------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

 Name:     Jeffrey S. Lambert
          ---------------------------------------------
 Title:    Chief Financial Officer
          ---------------------------------------------
 Phone:    (310) 917-6600
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey S. Lambert   Santa Monica, California      February 11, 2000
 ------------------------ ----------------------------- -----------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

        28-4168                   Mark Strome
        ------------------        ------------------------
     [Repeat as necessary.]

STROME SUSSKIND FIRM
02/09/00 10:51 AM STEVE                 13F                            PAGE:   1
G:JEFF13F /CONSOLIDATED               12/31/99

                                                                            INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                      ----------------------------------   ----------------------
SECURITY                            CUSIP   MARKET VALUE   QUANTITY     SOLE        SHARE    OTHER MGRS     SOLE    SHARE    NONE
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS
CHASTAIN CAP CORP               161697107     219,000     500,000     500,000                                     500,000
IMPERIAL CR COML MTG INVT CO    45272T102  15,438,150   1,357,200   1,357,200                                   1,357,200
MORTGAGE INVESTMENT CORP
WILSHIRE REAL ESTATE INVT IN    971892104   2,108,000     992,000     992,000                                     992,000
                                           ----------
                                           17,765,150

COMMON STOCK
ALCOA INC                       013817101     987,700      11,900      11,900                                      11,900
AMERICAN HOME MTG HLDGS INC     02660M108     298,125      45,000      45,000                                      45,000
AMERICAN SKIING CO              029654308      81,294      25,500      25,500                                      25,500
BANK PLUS CORP                  064446107   5,333,125   1,855,000   1,855,000                                   1,855,000
CL A NEW
CAMBRIDGE NEUROSCIENCE INC      132426107      85,500      95,000      95,000                                      95,000
CHARTER COMMUNICATIONS INC D    16117M107     218,750      10,000      10,000                                      10,000
CITIGROUP INC                   172967101     233,889       4,200       4,200                                       4,200
CLEAR CHANNEL COMMUNICATIONS    184502102     758,625       8,500       8,500                                       8,500
COLUMBIA / HCA HEALTHCARE CO    197677107     348,824      11,900      11,900                                      11,900
COMVERSE TECHNOLOGY INC         205862402     405,300       2,800       2,800                                       2,800
COM PAR $0.10
CRESCENT OPER INC               22575M100     558,250     203,000     203,000                                     203,000
CYLINK CORP                     232565101     475,200      35,200      35,200                                      35,200
DIVERSINET CORP                 25536K204     220,000      10,000      10,000                                      10,000
ENSCO INTL INC                  26874Q100     290,512      12,700      12,700                                      12,700
GENERAL INSTR CORP DEL          370120107     340,000       4,000       4,000                                       4,000
GEORGIA PAC CORP                373298108     690,200      13,600      13,600                                      13,600
HARBINGER CORP                  41145C103     308,586       9,700       9,700                                       9,700
HOTELWORKS COM INC              441473105      50,000      10,000      10,000                                      10,000
LEHMAN BROTHERS HLDGS INC       524908100     474,252       5,600       5,600                                       5,600
MANAGEMENT NETWORK GROUP INC    561693102     326,250      10,000      10,000                                      10,000
MARIMBA INC                     56781Q109     377,716       8,200       8,200                                       8,200
MEAD CORP                       582834107     516,912      11,900      11,900                                      11,900
MOTOROLA INC                    620076109     618,450       4,200       4,200                                       4,200
NATIONAL WIRELESS HLDGS INC     638560102     760,500      26,000      26,000                                      26,000
NETIA HLDGS S A                 64114B104   6,381,730     362,084     362,084                                     362,084
PENNCORP FINL GROUP INC         708094107     577,065   1,317,500   1,317,500                                   1,317,500
PLAINS ALL AMERN PIPELINE L     726503105   3,919,500     301,500     301,500                                     301,500
PLAINS RES INC                  726540503   5,732,500     458,600     458,600                                     458,600
COM PAR $0.10
POWERTEL INC                    73936C109     341,275       3,400       3,400                                       3,400
RISCORP INC                     767597107      97,520      40,000      40,000                                      40,000
STEINWAY MUSICAL INSTRS INC     858495104     445,500      22,000      22,000                                      22,000
ORD COM

STROME SUSSKIND FIRM
02/09/00 10:51 AM STEVE                 13F                            PAGE:   2
G:JEFF13F /CONSOLIDATED               12/31/99

                                                                            INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                      ----------------------------------   ----------------------
SECURITY                            CUSIP   MARKET VALUE   QUANTITY     SOLE        SHARE    OTHER MGRS     SOLE    SHARE    NONE
---------------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC             87425E103     914,382    35,510        35,510                                      35,510
THORATEC LABS CORP              885175307     536,250    55,000        55,000                                      55,000
TIFFANY & CO NEW                886547108   1,133,475    12,700        12,700                                      12,700
TRIDENT MICROSYSTEMS INC        895919108     230,625    22,500        22,500                                      22,500
TRICORD SYS INC                 896121100     285,187    58,500        58,500                                      58,500
UNIVISION COMMUNICATIONS INC    914906102     868,598     8,500         8,500                                       8,500
CL A
WORLD ACCESS INC                98141A101     294,525    15,300        15,300                                      15,300
CHECK POINT SOFTWARE TECH LT    M22465104     417,375     2,100         2,100                                       2,100
ORD
                                           ----------
                                           36,933,472

GOLD STOCKS
NEWMONT MNG CORP                651639106     345,450    14,100        14,100                                      14,100
                                           ----------
                                              345,450

MUTUAL FUNDS EQUITY
ALLIANCE ALL-MKT ADVANTAGE      01852M108     451,000    11,000        11,000                                      11,000
BAKER FENTRESS & CO             057213209   1,716,187   121,500       121,500                                     121,500
BOULDER TOTAL RETURN FD INC     101541100      99,786    10,300        10,300                                      10,300
CLEMENTE GLOBAL GRWTH FD INC    185569100   1,757,025   123,300       123,300                                     123,300
DELAWARE GRP DIVID & INCOME     245915103     222,000    18,500        18,500                                      18,500
DELAWARE GRP GLBL DIVID&INCM    245916101     137,175    11,800        11,800                                      11,800
EMERGING MKTS INFRAST FD INC    290921105     416,025    36,980        36,980                                      36,980
EUROPE FD INC                   29874M103     194,412    10,300        10,300                                      10,300
FRANCE GROWTH FD INC            35177K108     938,656    61,300        61,300                                      61,300
INVESCO GLOBAL HEALTH SCIENC    46128N109     414,829    28,124        28,124                                      28,124
FUND
MEXICO FD INC                   592835102     298,850    17,200        17,200                                      17,200
NEW SOUTH AFRICA FD INC         64880R101       9,779    97,791        97,791                                      97,791
PUTNAM PREMIER INCOME TR        746853100     127,323    21,000        21,000                                      21,000
SH BEN INT
PUTNAM MASTER INTER INCOME      746909100     103,915    17,500        17,500                                      17,500
SH BEN INT
THERMO OPPORTUNITY FD INC       883580102     114,543    14,900        14,900                                      14,900
ZWEIG TOTAL RETURN FD INC       989837109     382,200    58,800        58,800                                      58,800
                                            ---------
                                            7,383,707
FOREIGN EQUITIES

UPROAR LTD ADR                  G92934101     245,000     5,000         5,000                                       5,000
                                          -----------
                                              245,000
                                          ===========
                                           62,672,779
